UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		CHURCHILL TAX-FREE TRUST
		Semi-Annual Report June 30, 2003

[Logo of the Aquila Group of Funds: an eagle's head]

   						AQUILA(SM)
					    GROUP OF FUNDS

                           SERVING KENTUCKY INVESTORS
                                FOR OVER 15 YEARS

                               CHURCHILL TAX-FREE
                                FUND OF KENTUCKY

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

                               SEMI-ANNUAL REPORT

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

                                                                                           RATING
       FACE                                                                               MOODY'S/
      AMOUNT         GENERAL OBLIGATION BONDS (1.3%)                                         S&P                 VALUE
 ----------------    ----------------------------------------------------------          -----------        ---------------
                     Bowling Green Kentucky
 $        200,000       5.300%, 06/01/18 ......................................             Aa3/NR          $       219,000
                     Lexington-Fayette Urban County Government
                        Project Unlimited Tax
          125,000       5.000%, 12/01/15 ......................................             Aa2/AA+                 137,969
          340,000       5.150%, 12/01/17 ......................................             Aa2/AA+                 372,300
                     Louisville Kentucky Unlimited Tax
        2,205,000       5.000%, 10/01/21 FGIC Insured .........................             Aaa/AAA               2,334,544
                     Warren County Kentucky Judicial Unlimited Tax
          345,000       5.100%, 09/01/17 AMBAC Insured ........................             Aaa/NR                  377,775
          365,000       5.150%, 09/01/18 AMBAC Insured ........................             Aaa/NR                  398,763
                                                                                                            ---------------
                           Total General Obligation Bonds .....................                                   3,840,351
                                                                                                            ---------------
                     REVENUE BONDS (97.4%)
                     ----------------------------------------------------------

                     STATE AGENCIES (32.2%)
                     ----------------------------------------------------------
                     Kentucky Area Development District Financing
          500,000       5.000%, 12/01/23 LOC Wachovia Bank ....................              NR/AA                  523,750
          280,000       4.700%, 06/01/23 LOC Wachovia Bank ....................              NR/AA                  277,900
          300,000       4.000%, 06/01/16 LOC Wachovia Bank ....................              NR/AA                  298,125
        2,465,000       4.800%, 06/01/29 LOC Wachovia Bank ....................              NR/AA                2,449,594
                     Kentucky Infrastructure Authority
        1,000,000       5.250%, 06/01/12 ......................................             Aa3/A+                1,148,750
          635,000       5.250%, 06/01/12 ......................................             Aa3/A+                  699,294
        2,740,000       5.250%, 06/01/14 ......................................             Aa3/A+                3,092,775
        1,110,000       6.375%, 06/01/14 Pre-Refunded .........................             Aa3/AA-               1,239,038
        1,500,000       5.375%, 02/01/18 ......................................              NR/A-                1,534,740
                     Kentucky Local Correctional Facilities Construction
                        Authority
        6,355,000       5.500%, 11/01/14 FSA Insured ..........................             Aaa/AAA               6,807,794
                     Kentucky Rural Economic Development Authority
        3,110,000       7.250%, 06/01/17 LOC Bank One AMT .....................              NR/A+                3,202,616
                     Kentucky State Property and Buildings Commission
        3,000,000       6.250%, 09/01/07 MBIA Insured .........................             Aaa/AAA               3,506,250
          220,000       6.000%, 09/01/08 ......................................             Aa3/A+                  259,325
 $        500,000       5.500%, 11/01/09 AMBAC Insured ........................             Aaa/AAA         $       551,875
          400,000       5.000%, 09/01/13 ......................................             Aa3/A+                  409,744
        4,000,000       5.375%, 02/01/14 FSA Insured ..........................             Aaa/AAA               4,590,000
          400,000       5.250%, 10/01/14 ......................................             Aa3/A+                  450,500
          460,000       5.125%, 09/01/15 ......................................             Aa3/A+                  509,450
        3,250,000       5.625%, 09/01/15 ......................................             Aa3/A+                3,749,687
          100,000       5.375%, 05/01/16 MBIA Insured .........................             Aaa/AAA                 112,375
        6,500,000       5.375%, 08/01/16 FSA Insured ..........................             Aaa/AAA               7,328,750
        3,905,000       5.125%, 09/01/16 ......................................             Aa3/A+                4,275,975
        5,000,000       5.250%, 10/01/16 ......................................             Aa3/A+                5,531,250
        1,150,000       5.000%, 08/01/17 FSA Insured ..........................             Aaa/AAA               1,240,563
        8,155,000       5.125%, 09/01/17 ......................................             Aa3/A+                8,919,531
        4,735,000       5.250%, 10/01/17 ......................................             Aa3/A+                5,196,662
          800,000       5.500%, 11/01/17 FSA Insured ..........................             Aaa/AAA                 915,000
          165,000       5.375%, 02/01/18 FSA Insured ..........................             Aaa/AAA                 184,388
        2,605,000       5.000%, 08/01/18 FSA Insured ..........................             Aaa/AAA               2,790,606
        3,950,000       5.125%, 09/01/18 ......................................             Aa3/A+                4,305,500
        6,000,000       5.250%, 10/01/18 ......................................             Aa3/A+                6,607,500
          145,000       5.100%, 11/01/18 ......................................             Aa3/A+                  156,056
        1,040,000       5.000%, 08/01/19 FSA Insured ..........................             Aaa/AAA               1,106,300
        1,000,000       5.375%, 10/01/19 MBIA Insured .........................             Aaa/AAA               1,105,000
        1,925,000       5.000%, 10/01/19 ......................................             Aa3/A+                2,054,937
          360,000       5.000%, 10/01/19 MBIA Insured .........................             Aaa/AAA                 383,400
        3,000,000       5.000%, 11/01/19 FSA Insured ..........................             Aaa/AAA               3,217,500
          705,000       5.150%, 11/01/19 FSA Insured ..........................             Aaa/AAA                 764,044
        2,000,000       5.750%, 05/01/20 MBIA Insured .........................             Aaa/AAA               2,255,000
          160,000       5.000%, 10/01/20 MBIA Insured .........................             Aaa/AAA                 169,400
          205,000       5.150%, 02/01/22 FSA Insured ..........................             Aaa/AAA                 217,300
                                                                                                            ---------------
                                                                                                                 94,138,244
                                                                                                            ---------------
                     COUNTY AGENCIES (8.7%)
                     ----------------------------------------------------------
                     Floyd County Public Property Courthouse
          510,000       5.500%, 09/01/14 Pre-Refunded .........................             NR/NR**                 572,475
                     Jefferson County Kentucky Capital Projects
 $      1,000,000       5.200%, 06/01/08 MBIA Insured .........................             Aaa/AAA         $     1,127,500
          430,000       5.200%, 06/01/12 MBIA Insured .........................             Aaa/AAA                 476,225
          570,000       5.250%, 06/01/13 MBIA Insured .........................             Aaa/AAA                 628,425
          520,000       5.250%, 06/01/14 MBIA Insured .........................             Aaa/AAA                 577,850
        3,370,000       5.375%, 06/01/18 MBIA Insured .........................             Aaa/AAA               3,681,725
        1,640,000       5.375%, 06/01/22 MBIA Insured .........................             Aaa/AAA               1,742,500
        5,935,000       5.500%, 06/01/28 MBIA Insured .........................             Aaa/AAA               6,380,125
                     Pendleton County Kentucky Multi-County
                        Lease Revenue
        4,500,000       6.500%, 03/01/19 ......................................              NR/A                 4,657,500
                     Warren Co., Kentucky Justice Center Expansion
                        Corp. Revenue
          700,000       5.400%, 09/01/24 ......................................             Aa3/NR                  757,750
        2,875,000       5.350%, 09/01/29 MBIA Insured .........................             Aaa/AAA               3,047,500
                     Warren County Kentucky Justice Center
        1,580,000       5.250%, 09/01/17 MBIA Insured .........................             Aaa/AAA               1,728,125
                                                                                                            ---------------
                                                                                                                 25,377,700
                                                                                                            ---------------
                     CITY / MUNICIPALITY OBLIGATIONS (5.8%)
                     ----------------------------------------------------------
                     Jeffersontown Kentucky Public Project Corp.
          500,000       5.750%, 11/01/15 ......................................              A3/NR                  548,125
                     Kentucky League Cities Funding Trust Certificates
                        of Participation (Covington)
        1,715,000       6.200%, 08/01/17 ......................................              NR/A+                1,795,983
                     Kentucky League Cities Funding Trust Certificates
                        of Participation (Owensboro)
          700,000       5.900%, 08/01/16 ......................................              NR/A                   732,074
                     Lexington-Fayette UCG, Kentucky Pub. Facs.
                        Revenue FSA Insured
          120,000       5.125%, 10/01/23 ......................................             Aaa/AAA                 126,150
                     Louisville Kentucky Parking Authority
        1,140,000       5.000%, 12/01/14 MBIA Insured .........................             Aaa/AAA               1,235,475
                     Mount Sterling Kentucky Lease Revenue
        2,020,000       6.150%, 03/01/13 ......................................             Aa3/NR                2,090,902
        7,000,000       6.200%, 03/01/18+ .....................................             Aa3/NR                7,246,400
                     Munfordville Kentucky Industrial Development
 $      2,500,000       7.000%, 06/01/19 LOC Bank One AMT .....................              NR/A+          $     2,604,900
                     Shelbyville Kentucky Certificates of Participation
          625,000       5.000%, 10/01/22 ......................................              A2/NR                  653,906
                                                                                                            ---------------
                                                                                                                 17,033,915
                                                                                                            ---------------
                     HOSPITALS (5.3%)
                     ----------------------------------------------------------
                     Jefferson County Kentucky Health Facilities Revenue
          240,000       5.000%, 10/01/12 MBIA Insured .........................             Aaa/AAA                 257,700
        1,715,000       5.650%, 01/01/17 AMBAC Insured ........................             Aaa/AAA               1,886,500
        2,200,000       5.250%, 05/01/17 ......................................              NR/A                 2,323,750
        2,765,000       5.125%, 10/01/17 AMBAC Insured ETM ....................             Aaa/AAA               2,982,744
          325,000       5.125%, 10/01/18 MBIA Insured ETM .....................             Aaa/AAA                 352,219
          125,000       5.750%, 01/01/26 AMBAC Insured ........................             Aaa/AAA                 136,406
                     Kentucky Development Finance Authority
                        Hospital Revenue
        1,375,000       6.125%, 02/01/12 FSA Insured ..........................             Aaa/AAA               1,406,845
        2,790,000       5.000%, 08/15/15 MBIA Insured .........................             Aaa/AAA               2,915,550
        3,000,000       5.900%, 12/01/15 FGIC Insured .........................             Aaa/AAA               3,121,800
                                                                                                            ---------------
                                                                                                                 15,383,514
                                                                                                            ---------------
                     HOUSING (10.2%)
                     ----------------------------------------------------------
                     Greater Kentucky Housing Assistance Corp. Multi-
                        Family Housing Revenue
          320,000       6.300%, 07/01/15 MBIA Insured .........................             Aaa/AAA                 326,000
          275,000       6.400%, 07/01/23 MBIA Insured .........................             Aaa/AAA                 279,812
                     Kentucky Housing Corp. Housing Revenue
        1,660,000       5.400%, 07/01/14 ......................................             Aaa/AAA               1,712,024
        1,150,000       6.250%, 07/01/15 AMT ..................................             Aaa/AAA               1,213,250
          315,000       6.100%, 07/01/16 AMT ..................................             Aaa/AAA                 335,081
          575,000       6.400%, 01/01/17 ......................................             Aaa/AAA                 595,481
           95,000       5.550%, 07/01/18 AMT ..................................             Aaa/AAA                  97,612
          835,000       5.800%, 01/01/19 ......................................             Aaa/AAA                 851,700
          250,000       5.850%, 07/01/20 AMT ..................................             Aaa/AAA                 269,375
        2,000,000       5.600%, 07/01/20 AMT ..................................             Aaa/AAA               2,095,000
 $      1,000,000       5.350%, 01/01/21 AMT ..................................             Aaa/AAA         $     1,040,000
        6,075,000       5.450%, 07/01/22 AMT ..................................             Aaa/AAA               6,371,156
          245,000       5.200%, 07/01/22 ......................................             Aaa/AAA                 257,556
          300,000       5.100%, 07/01/22 AMT ..................................             Aaa/AAA                 309,000
        4,040,000       5.250%, 07/01/22 AMT ..................................             Aaa/AAA               4,226,850
        4,140,000       5.200%, 07/01/25 AMT ..................................             Aaa/AAA               4,269,375
          275,000       5.375%, 07/01/27 ......................................             Aaa/AAA                 287,375
        2,760,000       6.300%, 01/01/28 AMT ..................................             Aaa/AAA               2,891,100
          190,000       6.375%, 07/01/28 AMT ..................................             Aaa/AAA                 199,262
        1,525,000       6.250%, 07/01/28 AMT ..................................             Aaa/AAA               1,603,156
          570,000       5.550%, 07/01/33 ......................................             Aaa/AAA                 594,937
                                                                                                            ---------------
                                                                                                                 29,825,102
                                                                                                            ---------------
                     POLLUTION CONTROL REVENUE (1.4%)
                     ----------------------------------------------------------
                     Jefferson County Kentucky Pollution Control (E.ON
                        AG -LGE Energy)
        3,800,000       5.900%, 04/15/23 ......................................              A1/A-                3,937,750
                                                                                                            ---------------
                     SCHOOLS (14.7%)
                     ----------------------------------------------------------
                     Beechwood, Kentucky Independent School District
                        Finance Corp.
          180,000       5.650%, 03/01/20 ......................................             Aa3/NR                  202,050
                     Boone County Kentucky School District Finance
                        Corp. School Building
          660,000       5.000%, 06/01/15 ......................................             Aa3/NR                  715,275
          225,000       5.250%, 08/01/15 ......................................             Aa3/NR                  252,281
          285,000       5.700%, 02/01/16 ......................................             Aa3/NR                  326,681
        1,000,000       5.375%, 08/01/20 FSA Insured ..........................             Aaa/NR                1,096,250
                     Boyd County Kentucky School District Finance Corp.
        1,025,000       5.000%, 10/01/15 ......................................             Aa3/NR                1,105,719
          575,000       5.375%, 10/01/17 ......................................             Aa3/NR                  643,281
                     Campbell County Kentucky School District
                        Finance Corp.
          350,000       5.100%, 02/01/12 ......................................             Aa3/NR                  365,519
                     Christian County Kentucky School District Finance Corp.
 $        500,000       5.000%, 06/01/09 ......................................             Aa3/NR          $       557,500
                     Fayette County School Building
        1,780,000       5.700%, 12/01/16 ......................................             Aa3/AA-               2,006,950
                     Fayette Co., Kentucky School Building Revenue
                        AMBAC Insured
          200,000       5.125%, 04/01/18 ......................................             Aaa/AAA                 216,750
                     Floyd County Kentucky School Building
          250,000       5.000%, 12/01/09 ......................................             Aa3/NR                  284,687
                     Franklin Co., Kentucky School Building Revenue
          345,000       4.000%, 05/01/17 ......................................             Aa3/NR                  345,862
          400,000       4.000%, 05/01/19 ......................................             Aa3/NR                  394,000
          245,000       4.000%, 05/01/20 ......................................             Aa3/NR                  238,262
                     Graves Co., Kentucky School Building Revenue
        1,260,000       5.000%, 06/01/22++ ....................................             Aa3/NR                1,330,875
        1,320,000       5.000%, 06/01/23++ ....................................             Aa3/NR                1,387,650
                     Grayson County Kentucky School Building Revenue
        1,940,000       6.000%, 01/01/15 ......................................             Aa3/NR                2,114,600
                     Hardin County School District Finance Corp.
          100,000       5.500%, 02/01/17 ......................................             Aa3/NR                  113,625
                     Jefferson County Kentucky School District Finance
                        Corp. School Building
          750,000       5.300%, 01/01/13 FSA Insured ..........................             Aaa/AAA                 868,125
          695,000       5.125%, 11/01/14 FSA Insured ..........................             Aaa/AAA                 765,369
        3,195,000       5.125%, 02/01/16 MBIA Insured .........................             Aaa/AAA               3,434,625
          250,000       5.250%, 07/01/16 FSA Insured ..........................             Aaa/AAA                 276,250
                     Kenton County, Kentucky School District
        1,760,000       5.375%, 03/01/15 ......................................              A1/A+                1,944,800
          955,000       5.000%, 04/01/16 ......................................             Aa3/NR                1,042,144
        1,055,000       5.000%, 04/01/17 ......................................             Aa3/NR                1,142,037
          605,000       5.000%, 04/01/19 ......................................             Aa3/NR                  648,106
                     Kentucky Econ. Development Fin. Auth. College
                        Revenue Centre College
        1,230,000       5.000%, 04/01/17 FSA Insured ..........................             Aaa/AAA               1,337,625
        1,675,000       5.000%, 04/01/19 FSA Insured ..........................             Aaa/AAA               1,794,344
                     Larue County Kentucky School District Finance Corp.
 $        350,000       5.000%, 08/01/26 ......................................             Aa3/NR          $       366,625
                     Lexington-Fayette Urban County Government
                        Project Transylvania University
        1,250,000       5.125%, 08/01/18 MBIA Insured .........................             Aaa/AAA               1,342,188
                     Lexington-Fayette Urban County Government
                        Project U.K. Library
          725,000       5.000%, 11/01/15 MBIA Insured .........................             Aaa/AAA                 790,250
          205,000       5.000%, 11/01/18 MBIA Insured .........................             Aaa/AAA                 218,325
                     McCreary Co., Kentucky School Building Revenue
          320,000       4.000%, 05/01/17 ......................................             Aa3/NR                  320,400
          785,000       4.000%, 05/01/18 ......................................             Aa3/NR                  778,131
          795,000       4.000%, 05/01/19 ......................................             Aa3/NR                  783,075
          545,000       4.000%, 05/01/21 ......................................             Aa3/NR                  523,200
                     Meade County Kentucky School District
                        Finance Corp.
          400,000       5.700%, 07/01/15 ......................................             Aa3/NR                  447,000
          500,000       6.000%, 07/01/16 ......................................             Aa3/NR                  563,125
                     Middlesboro Kentucky Independent School District
                        Finance Corp.
          100,000       6.100%, 08/01/16 ......................................             Aa3/NR                  113,375
                     Murray St. Univ., Kentucky Housing & Dining Revenue
          165,000       4.000%, 09/01/22 ......................................              NR/A-                  153,863
          170,000       4.100%, 09/01/23 ......................................              NR/A-                  159,375
          160,000       4.000%, 09/01/21 ......................................              NR/A-                  151,000
                     Nelson County Kentucky School Building
        1,820,000       5.750%, 04/01/15 ......................................             Aa3/NR                1,997,450
                     Scott County Kentucky School Building
          125,000       4.500%, 05/01/18 FSA Insured ..........................             Aaa/NR                  130,469
        2,750,000       5.900%, 06/01/18 Pre-Refunded .........................              Aa3/A                3,045,625
          100,000       5.000%, 03/01/22 ......................................             Aa3/NR                  105,750
                     Taylor County Kentucky School Building
          280,000       6.000%, 08/01/16 ......................................             Aa3/NR                  316,400
          175,000       5.250%, 06/01/19 ......................................             Aa3/NR                  192,281
                     University of Kentucky Revenue
 $      1,335,000       5.000%, 05/01/16 FGIC Insured .........................             Aaa/AAA         $     1,440,131
          385,000       5.000%, 06/01/18 FSA insured ..........................             Aaa/AAA                 411,469
                     Woodford Co., Kentucky School Building Revenue
        1,665,000       4.000%, 07/01/20 ......................................             Aa3/NR                1,619,213
                                                                                                            ---------------
                                                                                                                 42,919,962
                                                                                                            ---------------
                     TRANSPORTATION (10.0%)
                     ----------------------------------------------------------
                     Kenton Kentucky Airport Board
          800,000       5.000%, 03/01/08 MBIA Insured AMT .....................             Aaa/AAA                 879,000
          500,000       5.625%, 03/01/13 MBIA Insured AMT .....................             Aaa/AAA                 562,500
          750,000       5.625%, 03/01/14 MBIA Insured AMT .....................             Aaa/AAA                 845,625
        1,000,000       5.500%, 03/01/17 MBIA Insured AMT .....................             Aaa/AAA               1,098,750
          380,000       5.500%, 03/01/18 MBIA Insured AMT .....................             Aaa/AAA                 414,675
        1,625,000       5.000%, 03/01/23 MBIA Insured AMT .....................             Aaa/AAA               1,651,406
                     Kentucky Interlocal School Transportation Authority
          150,000       5.100%, 03/01/05 ......................................             Aa3/A+                  159,187
          145,000       5.400%, 06/01/17 ......................................              NR/A+                  146,799
          200,000       6.000%, 12/01/20 ......................................              NR/A+                  203,884
          400,000       6.000%, 12/01/20 ......................................              NR/A+                  407,768
          300,000       5.800%, 12/01/20 ......................................              NR/A+                  305,844
          400,000       5.650%, 12/01/20 ......................................              NR/A+                  407,168
          350,000       5.600%, 12/01/20 ......................................              NR/A+                  356,230
                     Kentucky State Turnpike Auth. Econ. Development &
                        Resource Recovery Road Revenue
          120,000       8.500%, 07/01/06 ......................................             Aa3/A+                  143,850
        1,000,000       6.500%, 07/01/08 AMBAC Insured ........................             Aaa/AAA               1,196,250
        1,010,000       5.500%, 07/01/11 AMBAC Insured ........................             Aaa/AAA               1,032,725
        1,000,000       5.625%, 07/01/12 FSA Insured ..........................             Aaa/AAA               1,158,750
          200,000       5.625%, 07/01/13 FSA Insured ..........................             Aaa/AAA                 229,250
          250,000       5.200%, 07/01/14 FSA Insured ..........................             Aaa/AAA                 278,438
          500,000       5.625%, 07/01/14 FSA Insured ..........................             Aaa/AAA                 575,000
        2,760,000       5.625%, 07/01/15 AMBAC Insured, Pre-Refunded ..........             Aaa/AAA               3,053,250
          940,000       5.625%, 07/01/15 AMBAC Insured ........................             Aaa/AAA               1,024,600
          450,000       5.250%, 07/01/15 FSA Insured ..........................             Aaa/AAA                 501,750
 $      3,455,000       5.100%, 07/01/18 FSA Insured ..........................             Aaa/AAA         $     3,757,313
        2,500,000       5.250%, 07/01/16 FSA Insured ..........................             Aaa/AAA               2,781,250
                     Louisville-Jefferson Co. Regional Airport
        1,000,000       5.750%, 07/01/15 FSA Insured AMT ......................             Aaa/AAA               1,130,000
        1,000,000       5.500%, 07/01/15 FSA Insured AMT ......................             Aaa/AAA               1,123,750
        1,000,000       5.250%, 07/01/18 FSA Insured AMT ......................             Aaa/AAA               1,066,250
        1,370,000       5.250%, 07/01/21 FSA Insured AMT ......................             Aaa/AAA               1,440,213
          890,000       5.250%, 07/01/22 FSA Insured AMT ......................             Aaa/AAA                 928,938
          275,000       5.375%, 07/01/23 FSA Insured AMT ......................             Aaa/AAA                 291,844
                                                                                                            ---------------
                                                                                                                 29,152,257
                                                                                                            ---------------
                     UTILITIES (9.1%)
                     ----------------------------------------------------------
                     Boone Co.-Florence, Kentucky Water Supply Sys.
                        Revenue FGIC Insured
          185,000       5.000%, 12/01/27 ......................................             Aaa/NR                  193,325
                     Campbell & Kenton Counties, Kentucky Sanitation
                        Sewer Dist.
          100,000       5.000%, 08/01/18 FGIC Insured .........................             Aaa/AAA                 106,000
                     Hardin County, Kentucky Water District
        1,000,000       5.900%, 01/01/25 MBIA Insured .........................             Aaa/AAA               1,093,750
                     Lexington-Fayette Urban County Government
                        Sewer System
        1,000,000       5.000%, 07/01/19 ......................................             Aa3/AA                1,076,250
                     Louisville and Jefferson County Kentucky Metropolitan
                        Sewer District
        1,000,000       5.000%, 05/15/12 FGIC Insured .........................             Aaa/AAA               1,095,000
        2,565,000       5.375%, 05/15/17 MBIA Insured .........................             Aaa/AAA               2,892,038
        1,410,000       5.400%, 05/15/22 FGIC Insured .........................             Aaa/AAA               1,489,313
          120,000       6.250%, 05/15/26 MBIA Insured .........................             Aaa/AAA                 138,150
                     Louisville Kentucky Waterworks Board Water
        1,000,000       5.250%, 11/15/16 FSA Insured ..........................             Aaa/AAA               1,107,500
        1,000,000       5.250%, 11/15/17 FSA Insured ..........................             Aaa/AAA               1,101,250
        2,435,000       5.250%, 11/15/18 FSA Insured ..........................             Aaa/AAA               2,666,325
 $      6,600,000       5.250%, 11/15/22 FSA Insured ..........................             Aaa/AAA         $     7,053,750
        2,415,000       5.250%, 11/15/24 FSA Insured ..........................             Aaa/AAA               2,568,956
                     Northern Kentucky Water District
        1,170,000       4.125%, 02/01/22 FGIC Insured++ .......................             Aaa/NR                1,143,675
          200,000       5.000%, 02/01/23 FGIC Insured .........................             Aaa/NR                  209,250
        1,015,000       5.000%, 02/01/27 FGIC Insured .........................             Aaa/NR                1,053,063
                     Owensboro-Davies County Water District
          600,000       5.000%, 01/01/13 AMBAC Insured ........................             Aaa/AAA                 648,000
                     Owensboro, Kentucky Electric and Power
        1,000,000       5.000%, 01/01/20 FSA Insured ..........................             Aaa/AAA               1,051,250
                                                                                                            ---------------
                                                                                                                 26,686,845
                                                                                                            ---------------
                           Total Revenue Bonds ................................                                 284,455,289
                                                                                                            ---------------

                     Total Investments (cost $272,273,634*) ...................                98.7%            288,295,640
                     Other assets less liabilities ............................                 1.3               3,929,034
                                                                                              ------        ---------------
                     Net Assets ...............................................               100.0%        $   292,224,674
                                                                                              ======        ===============

*     See note 4.
** Any security not rated has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
+ Security pledged as collateral for the Fund's when - issued commitments (see note 9).
++    Security traded on a "when-issued" basis.

                            PORTFOLIO ABBREVIATIONS:
            ---------------------------------------------------------
            AMBAC - American Municipal Bond Assurance Corp.
            AMT   - Alternative Minimum Tax
            ETM   - Escrowed To Maturity
            FGIC  - Financial Guaranty Insurance Co.
            FSA   - Financial Security Assurance
            LOC   - Letter of Credit
            MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS
      Investments at value (cost $272,273,634) .....................................................        $ 288,295,640
      Cash .........................................................................................            3,599,544
      Interest receivable ..........................................................................            4,196,844
      Receivable for investment securities sold ....................................................            1,115,000
      Receivable for Fund shares sold ..............................................................              132,535
      Other assets .................................................................................               11,984
                                                                                                            -------------
      Total assets .................................................................................          297,351,547
                                                                                                            -------------
LIABILITIES
      Payable for investment securities purchased ..................................................            4,394,293
      Dividends payable ............................................................................              388,549
      Management fee payable .......................................................................               96,531
      Distribution fees payable ....................................................................               93,247
      Payable for Fund shares redeemed .............................................................               75,901
      Accrued expenses .............................................................................               78,352
                                                                                                            -------------
      Total liabilities ............................................................................            5,126,873
                                                                                                            -------------
NET ASSETS .........................................................................................        $ 292,224,674
                                                                                                            =============
      Net Assets consist of:
      Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ...........        $     270,167
      Additional paid-in capital ...................................................................          276,224,244
      Net unrealized appreciation on investments (note 4) ..........................................           16,022,006
      Undistributed net investment income ..........................................................              360,270
      Accumulated net realized loss on investments .................................................             (652,013)
                                                                                                            -------------
                                                                                                            $ 292,224,674
                                                                                                            =============
CLASS A
      Net Assets ...................................................................................        $ 231,525,990
                                                                                                            =============
      Capital shares outstanding ...................................................................           21,406,999
                                                                                                            =============
      Net asset value and redemption price per share ...............................................        $       10.82
                                                                                                            =============
      Offering price per share (100/96 of $10.82 adjusted to nearest cent) .........................        $       11.27
                                                                                                            =============
CLASS C
      Net Assets ...................................................................................        $   6,574,775
                                                                                                            =============
      Capital shares outstanding ...................................................................              608,197
                                                                                                            =============
      Net asset value and offering price per share .................................................        $       10.81
                                                                                                            =============
      Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
           during the first 12 months after purchase) ..............................................        $       10.81*
                                                                                                            =============
CLASS I
      Net Assets ...................................................................................        $   4,355,350
                                                                                                            =============
      Capital shares outstanding ...................................................................              402,858
                                                                                                            =============
      Net asset value, offering and redemption price per share .....................................        $       10.81
                                                                                                            =============
CLASS Y
      Net Assets ...................................................................................        $  49,768,559
                                                                                                            =============
      Capital shares outstanding ...................................................................            4,598,623
                                                                                                            =============
      Net asset value, offering and redemption price per share .....................................        $       10.82
                                                                                                            =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME:

      Interest income ............................................................                           $   6,780,500

Expenses:

      Management fee (note 3) ....................................................      $      554,626
      Distribution and service fees (note 3) .....................................             199,127
      Transfer and shareholder servicing agent fees ..............................              59,255
      Trustees' fees and expenses (note 8) .......................................              47,436
      Legal fees .................................................................              34,099
      Shareholders' reports and proxy statements .................................              29,255
      Custodian fees .............................................................              13,176
      Auditing fees ..............................................................              12,829
      Registration fees and dues .................................................               8,738
      Insurance ..................................................................               6,758
      Fund accounting fees .......................................................               5,510
      Miscellaneous ..............................................................              10,152
                                                                                        --------------
      Total expenses .............................................................             980,961

      Expenses paid indirectly (note 6) ..........................................              (9,888)
                                                                                        --------------
      Net expenses ...............................................................                                 971,073
                                                                                                             -------------
      Net investment income ......................................................                               5,809,427

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ......................             747,903
      Change in unrealized appreciation on investments ...........................           3,099,008
                                                                                        --------------

      Net realized and unrealized gain (loss) on investments .....................                               3,846,911
                                                                                                             -------------
      Net change in net assets resulting from operations .........................                           $   9,656,338
                                                                                                             -------------

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2003            YEAR ENDED
                                                                                           (UNAUDITED)          DECEMBER 31, 2002
                                                                                        ----------------        -----------------
OPERATIONS:
   Net investment income ...................................................              $   5,809,427           $  11,410,017
   Net realized gain (loss) from securities transactions ...................                    747,903                 773,552
   Change in unrealized appreciation on investments ........................                  3,099,008               7,631,648
                                                                                          -------------           -------------
      Change in net assets from operations .................................                  9,656,338              19,815,217
                                                                                          -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...................................................                 (4,687,428)             (9,598,236)

   Class C Shares:
   Net investment income ...................................................                    (89,997)               (146,784)

   Class I Shares:
   Net investment income ...................................................                    (60,823)                (86,355)

   Class Y Shares:
   Net investment income ...................................................                   (944,829)             (1,537,493)
                                                                                          -------------           -------------
      Change in net assets from distributions ..............................                 (5,783,077)            (11,368,868)
                                                                                          -------------           -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...............................................                 28,490,226              52,239,557
   Reinvested dividends and distributions ..................................                  2,758,974               5,609,442
   Cost of shares redeemed .................................................                (17,344,746)            (23,818,330)
                                                                                          -------------           -------------
   Change in net assets from capital share transactions ....................                 13,904,454              34,030,669
                                                                                          -------------           -------------
   Change in net assets ....................................................                 17,777,715              42,477,018

NET ASSETS:
   Beginning of period .....................................................                274,446,959             231,969,941
                                                                                          -------------           -------------
   End of period* ..........................................................              $ 292,224,674           $ 274,446,959
                                                                                          =============           =============

   * Includes undistributed net investment income of:                                     $     360,270           $     333,920
                                                                                          =============           =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2003, service fees on Class A Shares amounted to $168,702 of which the Distributor retained $4,533.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2003, amounted to $20,523. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2003, amounted to $6,841. The total of these payments with respect to Class C Shares amounted to $27,364 of which the Distributor retained $5,077.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2003, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $5,357 of which $3,061 related to the Plan and $2,296 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2003, total commissions on sales of Class A Shares amounted to $299,060 of which the Distributor received $27,895.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2003, the Fund incurred $33,693 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2003, purchases of securities and proceeds from the sales of securities aggregated $34,773,077 and $25,986,061, respectively.

      At June 30, 2003, the aggregate tax cost for all securities was $271,964,664. At June 30, 2003, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $16,555,764 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $224,788 for a net unrealized appreciation of $16,330,976.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                             SIX MONTHS ENDED
                                                               JUNE 30, 2003                                YEAR ENDED
                                                                (UNAUDITED)                              DECEMBER 31, 2002
                                                   ------------------------------------        ------------------------------------
                                                       SHARES                  AMOUNT              SHARES                 AMOUNT
                                                       ------                  ------              ------                 ------
CLASS A SHARES:
   Proceeds from shares sold ...............           1,265,865           $ 13,611,604            2,800,411           $ 29,436,982
   Reinvested distributions ................             212,624              2,280,603              454,110              4,764,701
   Cost of shares redeemed .................          (1,267,591)           (13,551,691)          (1,611,194)           (16,933,028)
                                                   -------------           ------------        -------------           ------------
      Net change ...........................             210,898              2,340,516            1,643,327             17,268,655
                                                   -------------           ------------        -------------           ------------
CLASS C SHARES:
   Proceeds from shares sold ...............             169,149              1,821,387              166,058              1,743,988
   Reinvested distributions ................               5,452                 58,473                9,211                 96,673
   Cost of shares redeemed .................             (17,101)              (183,737)             (50,063)              (523,419)
                                                   -------------           ------------        -------------           ------------
      Net change ...........................             157,500              1,696,123              125,206              1,317,242
                                                   -------------           ------------        -------------           ------------
CLASS I SHARES:
   Proceeds from shares sold ...............             183,454              1,971,320               85,241                895,032
   Reinvested distributions ................               4,051                 43,515                7,325                 77,007
   Cost of shares redeemed .................             (10,398)              (112,078)              (5,158)               (53,879)
                                                   -------------           ------------        -------------           ------------
      Net change ...........................             177,107              1,902,757               87,408                918,160
                                                   -------------           ------------        -------------           ------------
CLASS Y SHARES:
   Proceeds from shares sold ...............           1,025,052             11,085,915            1,918,939             20,163,555
   Reinvested distributions ................              35,048                376,383               63,761                671,061
   Cost of shares redeemed .................            (325,104)            (3,497,240)            (599,076)            (6,308,004)
                                                   -------------           ------------        -------------           ------------
      Net change ...........................             734,996              7,965,058            1,383,624             14,526,612
                                                   -------------           ------------        -------------           ------------
Total transactions in Fund
   shares ..................................           1,280,501           $ 13,904,454            3,239,565           $ 34,030,669
                                                   =============           ============        =============           ============

8. TRUSTEES' FEES AND EXPENSES

      During the previous fiscal year there were nine trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year were at the annual rate of $6,750 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended December 31, 2002 such reimbursements averaged approximately $4,700 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At December 31, 2002, the Fund had a capital loss carryover of $1,394,949, $372,062 of which expires on December 31, 2007 and $1,022,887 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS A
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                    6/30/03       ------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
                                                  -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ..........     $10.66        $10.31      $10.40      $10.09      $10.81      $10.81
                                                    ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + ....................      0.22          0.47        0.50        0.52        0.52        0.53
   Net gain (loss) on securities (both
      realized and unrealized) ................      0.16          0.35       (0.09)       0.31       (0.68)       0.01
                                                    ------        ------      ------      ------      ------      ------
   Total from investment operations ...........      0.38          0.82        0.41        0.83       (0.16)       0.54
                                                    ------        ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income .......     (0.22)        (0.47)      (0.50)      (0.52)      (0.53)      (0.53)
   Distributions from capital gains ...........       -             -           -           -         (0.03)      (0.01)
                                                    ------        ------      ------      ------      ------      ------
   Total distributions ........................     (0.22)        (0.47)      (0.50)      (0.52)      (0.56)      (0.54)
                                                    ------        ------      ------      ------      ------      ------
Net asset value, end of period ................     $10.82        $10.66      $10.31      $10.40      $10.09      $10.81
                                                    ======        ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ....     3.62%++        8.15%       4.02%       8.45%      (1.51)%      5.13%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................    $231,526      $226,014    $201,604    $196,890    $205,842    $229,667
   Ratio of expenses to average
     net assets ...............................     0.71%*         0.72%       0.72%       0.74%       0.72%       0.73%
   Ratio of net investment income to
     average net assets .......................     4.19%*         4.50%       4.82%       5.10%       4.95%       4.89%
   Portfolio turnover rate ....................     9.39%++       18.27%      21.44%       6.61%       6.35%      12.79%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ...............................     0.71%*         0.71%       0.70%       0.73%       0.71%       0.72%

                                                                   CLASS I
                                                  -----------------------------------------
                                                  SIX MONTHS
                                                     ENDED                       PERIOD
                                                    6/30/03                       ENDED
                                                  (UNAUDITED)      2002          12/31/01(1)
                                                  -----------     -------       -----------
Net asset value, beginning of period ..........     $10.66        $10.31          $10.44
                                                    ------        ------          ------
Income (loss) from investment operations:
   Net investment income + ....................      0.21          0.46            0.19
   Net gain (loss) on securities (both
     realized and unrealized) .................      0.15          0.35           (0.13)
                                                    ------        ------          ------
   Total from investment operations ...........      0.36          0.81            0.06
                                                    ------        ------          ------
Less distributions (note 10):
   Dividends from net investment income .......     (0.21)        (0.46)          (0.19)
   Distributions from capital gains ...........       -             -               -
                                                    ------        ------          ------
   Total distributions ........................     (0.21)        (0.46)          (0.19)
                                                    ------        ------          ------
Net asset value, end of period ................     $10.81        $10.66          $10.31
                                                    ======        ======          ======

Total return (not reflecting sales charge) ....     3.44%++        7.98%          0.58%++

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................     $4,355        $2,407          $1,426
   Ratio of expenses to average
      net assets ..............................     0.87%*         0.87%           0.83%*
   Ratio of net investment income to
      average net assets ......................     3.99%*         4.32%           4.47%*
   Portfolio turnover rate ....................     9.39%++       18.27%          21.44%++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ...............................     0.87%*         0.86%           0.82%*

----------

(1)   For the period August 6, 2001 to December 31, 2001.
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
*     Annualized.
Note: On  May 1,  1998,  pursuant  to  new  management  arrangements,  Banc  One
      Investment Advisors Corporation was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     CLASS C
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                    6/30/03       ------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
                                                  -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ..........     $10.66        $10.31      $10.39      $10.08      $ 10.81     $10.81
                                                    ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + ....................      0.17          0.38        0.41        0.43        0.43        0.44
   Net gain (loss) on securities (both
     realized and unrealized) .................      0.16          0.35       (0.08)       0.31       (0.69)       0.01
                                                    ------        ------      ------      ------      ------      ------
   Total from investment operations ...........      0.33          0.73        0.33        0.74       (0.26)       0.45
                                                    ------        ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income .......     (0.18)        (0.38)      (0.41)      (0.43)      (0.44)      (0.44)
   Distributions from capital gains ...........       -             -           -           -         (0.03)      (0.01)
                                                    ------        ------      ------      ------      ------      ------
   Total distributions ........................     (0.18)        (0.38)      (0.41)      (0.43)      (0.47)      (0.45)
                                                    ------        ------      ------      ------      ------      ------
Net asset value, end of period ................     $10.81        $10.66      $10.31      $10.39      $10.08      $10.81
                                                    ======        ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ....     3.08%++        7.23%       3.24%       7.54%      (2.45)%      4.24%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................     $6,575        $4,804      $3,355      $1,861      $1,932       $949
   Ratio of expenses to average
     net assets ...............................     1.56%*         1.56%       1.56%       1.59%       1.56%       1.59%
   Ratio of net investment income
     to average net assets ....................     3.30%*         3.62%       3.92%       4.24%       4.09%       4.04%
   Portfolio turnover rate ....................    9.39%++        18.27%      21.44%       6.61%       6.35%       12.79%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ...............................     1.55%*         1.55%       1.55%       1.58%       1.55%       1.57%

                                                                                     CLASS Y
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED DECEMBER 31,
                                                    6/30/03       ------------------------------------------------------
                                                  (UNAUDITED)      2002        2001        2000        1999        1998
                                                  -----------     ------      ------      ------      ------      ------
Net asset value, beginning of period ..........     $10.67        $10.32      $10.40      $10.09      $10.82      $10.82
                                                    ------        ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment income + ....................      0.23          0.49        0.51        0.53        0.53        0.54
   Net gain (loss) on securities (both
      realized and unrealized) ................      0.15          0.35       (0.07)       0.32       (0.69)       0.02
                                                    ------        ------      ------      ------      ------      ------
   Total from investment operations ...........      0.38          0.84        0.44        0.85       (0.16)       0.56
                                                    ------        ------      ------      ------      ------      ------
Less distributions (note 10):
   Dividends from net investment income .......     (0.23)        (0.49)      (0.52)      (0.54)      (0.54)      (0.55)
   Distributions from capital gains ...........       -             -           -           -         (0.03)      (0.01)
                                                    ------        ------      ------      ------      ------      ------
   Total distributions ........................      (0.23)       (0.49)      (0.52)      (0.54)      (0.57)      (0.56)
                                                    ------        ------      ------      ------      ------      ------
Net asset value, end of period ................     $10.82        $10.67      $10.32      $10.40      $10.09      $10.82
                                                    ======        ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ....     3.59%++        8.30%       4.28%       8.62%      (1.46)%      5.26%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) ..........................     $49,769      $41,223     $25,585     $15,745     $13,346     $14,335
   Ratio of expenses to average
      net assets ..............................     0.56%*         0.57%       0.57%       0.59%       0.57%       0.58%
   Ratio of net investment income
      to average net assets ...................     4.32%*         4.63%       4.94%       5.25%       5.09%       5.03%
   Portfolio turnover rate ....................     9.39%++       18.27%      21.44%       6.61%       6.35%      12.79%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ..............................     0.56%*         0.56%       0.55%       0.58%       0.56%       0.57%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Not annualized.
*     Annualized.
Note: On  May 1,  1998,  pursuant  to  new  management  arrangements,  Banc  One
      Investment Advisors Corporation was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                 See accompanying notes to financial statements.

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 25, 2003. The holders of shares representing 69% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                Number of Votes:

       TRUSTEE                         FOR                    WITHHELD
       -------                         ---                    --------
       Lacy B. Herrmann                17,109,013             684,610
       Thomas A. Christopher           17,687,762             105,862
       Douglas Dean                    17,702,009             91,614
       Diana P. Herrmann               17,107,249             686,375
       Carroll F. Knicely              17,692,175             101,449
       Theodore T. Mason               17,693,740             99,883
       Anne J. Mills                   17,704,864             88,759
       William J. Nightingale          17,123,235             670,389
       James R. Ramsey                 17,680,082             113,542

2.    To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                Number of Votes:

       FOR                             AGAINST                ABSTAIN
       ---                             -------                -------
       17,241,009                      41,206                 511,408

MANAGER AND FOUNDER
     AQUILA MANAGEMENT CORPORATION
     380 Madison Avenue, Suite 2300
     New York, New York 10017

BOARD OF TRUSTEES
     Lacy B. Herrmann, Chairman
     Thomas A. Christopher
     Douglas Dean
     Diana P. Herrmann
     Carroll F. Knicely
     Theodore T. Mason
     Anne J. Mills
     William J. Nightingale
     James R. Ramsey

OFFICERS
     Diana P. Herrmann, President
     Thomas S. Albright, Senior Vice President
       and Portfolio Manager
     Jerry G. McGrew, Senior Vice President
     Jason T. McGrew, Vice President
     Joseph P. DiMaggio, Chief Financial Officer
       and Treasurer
     Edward M.W. Hines, Secretary

DISTRIBUTOR
     AQUILA DISTRIBUTORS, INC.
     380 Madison Avenue, Suite 2300
     New York, New York 10017

CUSTODIAN
     BANK ONE TRUST COMPANY, N.A.
     1111 Polaris Parkway
     Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
     PFPC INC.
     400 Bellevue Parkway
     Wilmington, Delaware 19809

INDEPENDENT AUDITORS
     KPMG LLP
     757 Third Avenue
     New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

JUNE 30, 2003

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.